UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

WESTERN ASSET

MORTGAGE BACKED SECURITIES FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks high current return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Mortgage Backed Securities Fund for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	Western Asset Mortgage Backed Securities Fund

Performance review

For the six months ended June 30, 2019, Class A shares of Western Asset Mortgage Backed Securities Fund, excluding sales charges, returned 4.32%. The Fund’s unmanaged benchmark, Bloomberg Barclays U.S. Mortgage-Backed Securities Index1, returned 4.17% for the same period. The Lipper U.S. Mortgage Funds Category Average2 returned 4.50% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Mortgage Backed Securities Fund:
Class 1[3]	4.45%
Class A	4.32%
Class C	4.06%
Class C1[4]	4.05%
Class I	4.56%
Class IS	4.61%
Bloomberg Barclays U.S. Mortgage-Backed Securities Index	4.17%
Lipper U.S. Mortgage Funds Category Average	4.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2019 for Class 1, Class A, Class C, Class C1, Class I and Class IS shares were 3.63%, 3.23%, 2.69%, 2.76%, 3.68% and 3.78%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

The Bloomberg Barclays U.S. Mortgage-Backed Securities Index is an unmanaged index composed of agency mortgage-backed pass-through securities, both fixed-rate and hybrid adjustable rate mortgages, issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 130 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[3]

Class 1 shares of the Fund are closed to all new purchases and incoming exchanges. Investors owning Class 1 shares may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

[4]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Mortgage Backed Securities Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class C1, Class I and Class IS shares were 0.68%, 0.96%, 1.65%, 1.38%, 0.64% and 0.56%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Fixed-income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. To the extent that the Fund invests in asset-backed, mortgage-backed or mortgage-related securities, its exposure to prepayment and extension risks may be greater than investments in other fixed-income securities. High-yield (“junk”) bonds are generally subject to greater credit risks than higher grade bonds. The U.S. government guarantee of principal and interest payments applies only to underlying securities in the Fund’s portfolio, not the Fund’s shares. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Mortgage Backed Securities Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2019 and December 31, 2018 and does not include derivatives such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	4.45%	$1,000.00	$1,044.50	0.68%	$3.45	Class 1	5.00%	$1,000.00	$1,021.42	0.68%	$3.41
Class A	4.32	1,000.00	1,043.20	0.95	4.81	Class A	5.00	1,000.00	1,020.08	0.95	4.76
Class C	4.06	1,000.00	1,040.60	1.66	8.40	Class C	5.00	1,000.00	1,016.56	1.66	8.30
Class C1	4.05	1,000.00	1,040.50	1.42	7.18	Class C1	5.00	1,000.00	1,017.75	1.42	7.10
Class I	4.56	1,000.00	1,045.60	0.65	3.30	Class I	5.00	1,000.00	1,021.57	0.65	3.26
Class IS	4.61	1,000.00	1,046.10	0.56	2.84	Class IS	5.00	1,000.00	1,022.02	0.56	2.81

2	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Mortgage-Backed Securities Index

EM	— Emerging Markets

MBS	— Mortgage-Backed Securities

WA MB	— Western Asset Mortgage Backed Securities Fund

4	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Mortgage-Backed Securities Index

EM	— Emerging Markets

MBS	— Mortgage-Backed Securities

WA MB	— Western Asset Mortgage Backed Securities Fund

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2019

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 59.3%
FHLMC — 13.7%
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	$2,607	$2,617
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-7/1/48	4,121,777	4,291,593
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	9/1/47	3,639,421	3,744,661
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/48-3/1/49	457,491	461,831
Federal Home Loan Mortgage Corp. (FHLMC) Gold	2.500%	1/1/33-4/1/33	7,006,712	7,065,369
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	8/1/33-1/1/49	1,130,584	1,208,295
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-5/1/48	26,056,729	27,220,714
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	10,081	11,192
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-3/1/49	71,689,320	73,913,531
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	3/1/46-9/1/46	3,916,495	4,158,092
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	4/1/47-9/1/48	1,481,024	1,496,514
Total FHLMC				123,574,409
FNMA — 36.0%
Federal National Mortgage Association (FNMA)	2.740%	7/1/27	7,975,357	8,173,574
Federal National Mortgage Association (FNMA)	3.321%	1/1/28	11,865,357	12,656,396
Federal National Mortgage Association (FNMA)	2.950%	2/1/28	10,000,000	10,384,892
Federal National Mortgage Association (FNMA)	3.350%	4/1/28	15,738,000	16,727,864
Federal National Mortgage Association (FNMA)	3.550%	8/1/28	1,030,000	1,113,263
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	5,123,846
Federal National Mortgage Association (FNMA)	3.530%	2/1/29	2,940,000	3,173,332
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	189,353	206,170
Federal National Mortgage Association (FNMA)	3.750%	6/1/30	3,060,000	3,366,349

See Notes to Financial Statements.

6	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.620%	8/1/30	$2,420,000	$2,637,797
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	45,796	50,711
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-4/1/48	63,171,450	66,147,797
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	111,574,948	114,903,298
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-9/1/57	19,343,860	20,714,061
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-1/1/48	14,139,512	14,378,826
Federal National Mortgage Association (FNMA)	5.000%	11/1/45-11/1/48	15,007,600	16,086,596
Federal National Mortgage Association (FNMA)	3.000%	7/1/49	20,000,000	20,172,265	(a)
Federal National Mortgage Association (FNMA)	3.500%	7/1/49	5,600,000	5,725,781	(a)
Federal National Mortgage Association (FNMA)	4.500%	7/1/49	2,100,000	2,194,726	(a)
Federal National Mortgage Association (FNMA)	5.000%	7/1/49	600,000	634,324	(a)
Total FNMA				324,571,868
GNMA — 9.6%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	25,857	28,652
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	90,737	95,635
Government National Mortgage Association (GNMA)	6.000%	11/15/32	472,432	527,012
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	1,010,162	1,111,892
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	882,350	903,465
Government National Mortgage Association (GNMA)	3.500%	6/15/48	536,369	556,553
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/47	12,766,049	13,204,073
Government National Mortgage Association (GNMA) II	3.000%	1/20/47-3/20/47	1,146,126	1,173,903

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-12/20/47	$17,197,319	$17,936,836
Government National Mortgage Association (GNMA) II	4.500%	9/20/48-3/20/49	16,240,705	16,971,223
Government National Mortgage Association (GNMA) II	5.000%	12/20/48-1/20/49	6,061,132	6,341,839
Government National Mortgage Association (GNMA) II	3.000%	7/20/49	3,400,000	3,474,773	(a)
Government National Mortgage Association (GNMA) II	3.500%	7/20/49- 8/20/49	12,500,000	12,913,082	(a)
Government National Mortgage Association (GNMA) II	4.500%	7/20/49	7,400,000	7,714,428	(a)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.803%)	4.299%	6/20/60	2,986,696	3,145,677	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.093%)	3.503%	8/20/58	72,033	73,222	(b)
Total GNMA				86,172,265
Total Mortgage-Backed Securities (Cost — $528,131,351)				534,318,542
Collateralized Mortgage Obligations (c) — 26.7%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	2.944%	2/25/36	287,470	202,172	(b)
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	3.004%	1/25/36	226,810	223,909	(b)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	2.583%	7/20/46	142,683	112,903	(b)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.006%	8/10/45	4,211,747	2,992,168	(b)(d)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	3.163%	9/29/36	5,563,718	4,773,820	(b)(d)
BANK, 2019-BN17 A4	3.714%	4/15/52	3,290,000	3,556,635
BCAP LLC Trust, 2015-RR2 25A1	2.640%	10/28/36	619,465	618,061	(b)(d)
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	3,290,000	3,562,587
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	9.031%	7/15/20	1,070,000	1,081,236	(b)(d)
Countrywide Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	2.984%	5/25/34	594,171	597,039	(b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.824%	7/25/36	210,531	202,171	(b)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,596,639	1,764,691

See Notes to Financial Statements.

8	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	$1,890,962	$1,439,949	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	205,883	226,961
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	2,587,794	(d)
CSMC Trust, 2015-10R 3A2 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.840%)	3.039%	10/27/46	4,111,000	4,067,476	(b)(d)
CSMC Trust, 2015-LHMZ MZ	8.928%	7/20/20	3,880,490	3,895,740	(d)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	10.014%	7/15/32	3,000,000	3,003,472	(b)(d)
CSMC Trust, 2017-RPL3 B3	5.119%	8/1/57	3,548,077	3,835,170	(b)(d)
CSMC Trust, 2018-PLUM B (1 mo. USD LIBOR + 5.000%)	7.394%	8/15/20	7,125,000	7,141,608	(b)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	2,045,463	(d)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.148%	2/25/48	330,492,465	2,365,996	(b)(d)
EverBank Mortgage Loan Trust, 2018-1 B4	3.648%	2/25/48	2,594,958	2,081,844	(b)(d)
EverBank Mortgage Loan Trust, 2018-1 B5	3.648%	2/25/48	2,292,066	1,257,359	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K034 X3, IO	1.781%	9/25/41	16,200,000	1,070,203	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K063 X1, IO	0.424%	1/25/27	65,105,880	1,306,844	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-1510 X1, IO	0.482%	1/25/34	40,083,686	2,153,227	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	845,886	970,362
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	102,205	110,503
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.756%	5/15/29	58,185	5,977	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	3.746%	1/15/37	58,816	7,716	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	4.606%	12/15/37	650,724	136,346	(b)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3684 JI, IO	1.883%	11/15/36	$5,583,496	$401,668	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.556%	10/15/41	885,898	136,689	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3960 SJ, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.256%	8/15/40	860,890	88,399	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	3.506%	12/15/41	2,412,561	318,135	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	569,185	43,345
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	4,424,889	3,890,525
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	2,059,023	148,926
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	4,894,184	610,772
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	3,181,321	299,731
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	4,611,937	549,978
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	5,694,273	453,278
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.856%	9/15/42	1,605,440	241,351	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	10,847,454	10,593,457
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4350 AS, IO	1.902%	12/15/37	6,286,772	409,392	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	3,650,848	3,707,476
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,583,732	404,083	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.236%	9/25/55	10,883,630	1,228,174	(b)(d)

See Notes to Financial Statements.

10	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	$81,391,365	$288,614	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	8,360,530	981,133	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.207%	8/25/56	17,971,583	2,012,080	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	472,524,855	1,914,671	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	7,294,130	6,359,107
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.817%	2/15/38	711,465	49,949
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	13.154%	3/25/25	5,952,402	8,046,276	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	12.904%	10/25/28	2,396,152	3,293,994	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	12.404%	7/25/29	2,545,310	2,805,434	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	6.154%	4/25/43	3,550,000	3,657,139	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	14.154%	4/25/43	5,148,973	6,086,814	(b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	12.654%	1/25/29	6,634,853	8,810,356	(b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	11.654%	4/25/29	6,481,777	8,265,383	(b)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.045%	6/25/29	20,972,716	1,745,266	(b)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	110,311	25,181

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	$591,636	$648,043
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.817%	8/25/39	637,717	704,483	(b)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	1,876,820	2,099,769
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	598,212	121,534
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.156%	8/25/40	1,675,851	274,486	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	4.126%	1/25/41	1,156,629	218,484	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-15 AB	9.750%	8/25/19	2	2
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	324,356	366,374
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KI, IO	4.500%	12/25/25	435,113	16,877
Federal National Mortgage Association (FNMA) REMIC , 2011-144 PT	11.992%	1/25/38	551,869	673,420	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	4.146%	12/25/40	5,081,232	527,310	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	440,466	475,982
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	399,236	477,470
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.196%	7/25/42	3,279,283	607,608	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	2,325,788	300,621
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	2,575,378	227,751
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	5,787,358	454,247
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	363,071	423,637

See Notes to Financial Statements.

12	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	$3,085,494	$3,457,100
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.835%	8/25/44	1,957,298	112,237	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	1.727%	8/25/44	3,580,111	195,057	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	1.726%	8/25/44	3,075,657	161,612	(b)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	14,433,791	2,402,707
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	1,412,706	248,385
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	96,512	21,396
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	119,834	25,625
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	85,440	14,910
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	69,827	15,385
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	57,913	12,781
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	569,944	97,573
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	5,430,000	1,316,324	(b)
Government National Mortgage Association (GNMA), 2002-57 FK (1 mo. USD LIBOR + 0.500%)	2.894%	8/16/32	318,425	318,563	(b)
Government National Mortgage Association (GNMA), 2003-94 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.166%	7/16/33	159,629	5,703	(b)
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	2.694%	8/16/34	765,855	765,450	(b)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.806%	10/16/34	814,446	111,590	(b)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.867%	4/20/37	5,033,878	685,039	(b)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.217%	7/20/37	$799,233	$144,454	(b)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	3.533%	11/20/59	950,203	958,556	(b)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.706%	11/16/34	1,961,149	222,287	(b)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.117%	3/20/39	21,453	720	(b)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.097%	4/20/40	11,618	1,932	(b)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	1,395,287	1,477,473
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.606%	5/16/40	635,885	80,821	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.267%	1/20/40	23,935	1,929	(b)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	2,880,594	83,318
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	3.108%	2/20/60	3,089,817	3,102,480	(b)
Government National Mortgage Association (GNMA), 2011-2 NS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.080%)	3.686%	3/16/39	52,274	453	(b)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	162,884	13,329
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	1,951,737	2,133,549
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.227%	9/16/46	7,657,393	58,857	(b)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.267%	2/20/41	1,728,832	193,251	(b)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.451%	8/16/52	18,921,295	281,649	(b)

See Notes to Financial Statements.

14	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	$6,231,970	$559,459
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.900%	9/16/51	10,397,066	583,732	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.064%	9/16/44	4,746,476	227,397	(b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.238%	2/16/46	14,641,185	687,464	(b)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	2,109,655	486,578
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.731%	6/16/55	7,754,362	289,477	(b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.835%	9/16/55	2,948,959	159,440	(b)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	3.206%	6/16/44	2,463,018	351,544	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	5,271,272	936,326
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.667%	4/20/46	4,079,389	709,791	(b)
Government National Mortgage Association (GNMA), 2016-87 IO	1.002%	8/16/58	8,636,672	656,780	(b)
Government National Mortgage Association (GNMA), 2017-21 IO	0.795%	10/16/58	17,672,342	1,256,477	(b)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	9,908,698	2,017,305
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.793%	7/16/58	1,915,120	131,189	(b)
Government National Mortgage Association (GNMA), 2017-161 AS, IO	1.251%	3/20/41	18,652,665	692,361	(b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.687%	3/16/60	7,175,701	448,851	(b)
Government National Mortgage Association (GNMA), 2018-8 S, IO (-1.000 x 1 mo. USD LIBOR + 3.500%)	1.117%	1/20/48	33,215,307	2,025,008	(b)
Government National Mortgage Association (GNMA), 2018-16 IO, IO	0.660%	3/16/59	35,228,348	2,122,635	(b)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.867%	9/20/48	$6,027,909	$900,795	(b)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.817%	10/20/48	11,010,335	1,620,438	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	4,665,524	4,736,807
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. USD LIBOR + 6.000%)	8.394%	9/15/31	5,000,000	5,017,560	(b)(d)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	198,869	176,198
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	2,183,605
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	2,940,000	3,095,861
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.300%	5/10/52	45,267,050	3,836,020	(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	2.804%	4/25/36	1,747,338	1,495,289	(b)(d)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	3.104%	3/25/35	307,285	295,897	(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.904%	5/25/37	469,985	474,705	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.004%	2/12/49	3,496,100	2,534,357	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.583%	2/15/51	73,668	70,629	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. USD LIBOR + 4.250%)	6.644%	11/15/31	1,830,000	1,762,132	(b)(d)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,940,318	2,019,368	(d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.614%	4/25/46	654,306	604,575	(b)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1 (1 mo. USD LIBOR + 0.200%)	2.604%	5/25/47	157,206	171,526	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,266,359	829,972	(b)(d)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.446%	12/12/49	84,446	56,140	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	2.544%	6/25/36	37,433	14,396	(b)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	2.950%	7/26/45	759,912	761,561	(b)(d)

See Notes to Financial Statements.

16	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Multifamily Trust, 2016-1 B	14.743%	4/25/46	$2,227,145	$2,256,245	(b)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	1,237,084	1,288,776	(b)(d)
NovaStar Mortgage Funding Trust, 2006-MTA1 2A1A	1.836%	9/25/46	187,330	176,024	(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	5.162%	5/27/23	2,220,000	2,243,026	(b)(d)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	4.484%	5/25/35	5,690	5,811	(b)
RETL, 2019-RVP A (1 mo. USD LIBOR + 1.150%)	3.544%	3/15/36	3,343,382	3,353,626	(b)(d)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.500%)	4.894%	11/15/27	2,324,000	2,302,966	(b)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	2.584%	7/25/46	141,001	132,435	(b)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	2.754%	6/25/35	241,768	217,651	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	4.419%	11/11/34	2,223,670	2,228,042	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	8.769%	11/11/34	5,670,562	5,767,374	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	12.219%	11/11/34	5,670,562	5,774,418	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	953,071	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,340,000	1,029,591	(b)(d)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.844%	2/15/51	1,560,653	1,360,499	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.697%	6/25/33	43,503	44,981	(b)
Total Collateralized Mortgage Obligations (Cost — $236,969,159)				240,738,952

			Face Amount/ Units
Asset-Backed Securities — 5.3%
Argent Securities Inc., 2004-W6 AF	4.123%	5/25/34	486,431	514,033
Avis Budget Rental Car Funding AESOP LLC, 2019-2A C	4.240%	9/22/25	4,200,000	4,345,098	(d)

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	$1,535,368	$1,588,883	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	1,432	551	(b)
Countrywide Asset-Backed Certificates, 2006- SD3 A1 (1 mo. USD LIBOR + 0.330%)	2.734%	7/25/36	270,312	256,433	(b)(d)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	2.534%	7/15/36	38,063	36,721	(b)
CreditShop Credit Card Co. LLC, 2017-1 B (1 mo. USD LIBOR + 8.000%)	10.460%	10/15/22	2,414,033	2,420,069	(b)(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	1,737,587	1,724,068	(b)(d)
CSMC Trust, 2017-RPL1 B1	3.088%	7/25/57	4,076,582	2,970,650	(b)(d)
CSMC Trust, 2017-RPL1 B2	3.088%	7/25/57	4,676,961	2,816,494	(b)(d)
CSMC Trust, 2017-RPL1 B3	3.088%	7/25/57	3,976,476	1,875,469	(b)(d)
CSMC Trust, 2017-RPL1 B4	3.088%	7/25/57	4,563,347	665,254	(b)(d)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	4.304%	10/27/31	707,653	719,541	(b)(d)
Hertz Vehicle Financing II LP, 2015-3A D	5.330%	9/25/21	2,000,000	2,011,164	(d)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	7,910,000	8,055,264	(d)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	3.229%	9/25/31	88,938	92,599	(b)
New Century Home Equity Loan Trust, 2003-B M2 (1 mo. USD LIBOR + 2.475%)	4.879%	11/25/33	4,320	4,364	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.674%	5/25/36	448,826	444,294	(b)(d)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	2.744%	3/25/36	73,334	72,324	(b)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	790,000	824,456
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	6,591,555	(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	2,724,031	(d)
SoFi Professional Loan Program LLC, 2014-A RC	0.000%	7/14/24	2,500	0	(d)(e)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	890,403	(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.624%	2/25/36	1,387,388	68,065	(b)(d)
TES LLC, 2017-1A B	7.740%	10/20/47	1,000,000	1,055,607	(d)
Truman Capital Mortgage Loan Trust, 2005-1 A (1 mo. USD LIBOR + 0.430%)	2.834%	3/25/37	10,623	10,931	(b)(d)
Upgrade Pass-Through Trust I, 2017-1 CERT	14.960%	12/27/27	777,951	775,544	(b)(d)

See Notes to Financial Statements.

18	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

Security	Rate	Maturity Date	Face Amount/ Units	Value
Asset-Backed Securities — continued
Upgrade Pass-Through Trust I, 2018-5 A	12.075%	9/15/24	$1,263,312	$1,266,854	(d)
Upgrade Pass-Through Trust I, 2018-6 A	5.339%	10/15/24	1,127,490	1,134,717	(d)
Upgrade Pass-Through Trust IV, 2018-4 A	15.308%	8/15/24	1,164,563	1,167,829	(d)
Upgrade Pass-Through Trust VII, 2018-7 A	14.784%	1/15/25	1,211,623	1,167,017	(d)
Total Asset-Backed Securities (Cost — $57,626,052)				48,290,282
Total Investments before Short-Term Investments (Cost — $822,726,562)				823,347,776

			Face Amount
Short-Term Investments — 14.9%
Commercial Paper — 3.4%
BNG Bank NV	2.720%	7/16/19	5,430,000	5,423,617	(f)(g)
Standard Chartered Bank	2.634%	7/24/19	8,640,000	8,625,242	(f)(g)
Sumitomo Mitsui Trust Bank Ltd.	2.735%	7/17/19	7,980,000	7,969,976	(f)(g)
Toronto-Dominion Bank	2.668%	7/25/19	8,320,000	8,305,012	(f)(g)
Total Commercial Paper (Cost — $30,327,079)				30,323,847
Certificates of Deposit — 1.1%
Sumitomo Mitsui Trust NY (Cost — $9,390,000)	2.540%	7/29/19	9,390,000	9,391,437
U.S. Government Agencies — 0.3%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $3,013,925)	2.174%	7/31/19	3,020,000	3,014,488	(g)

			Shares
Money Market Funds — 10.1%
Western Asset Government Cash Management Portfolio LLC (Cost — $91,124,373)	2.320%		91,124,373	91,124,373	(h)
Total Short-Term Investments (Cost — $133,855,377)				133,854,145
Total Investments — 106.2% (Cost — $956,581,939)				957,201,921
Liabilities in Excess of Other Assets — (6.2)%				(55,713,684)
Total Net Assets — 100.0%				$901,488,237

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Mortgage Backed Securities Fund

(a)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2019, the Fund held TBA securities with a total cost of $52,625,781.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Value is less than $1.

(f)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	Rate shown represents yield-to-maturity.

(h)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2019, the total market value of investments in Affiliated Companies was $91,124,373 and the cost was $91,124,373 (Note 8).

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CMT	— Constant Maturity Treasury

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Put (Premiums received — $152,978)	7/26/19	$126.00	1,241	$1,241,000	$(96,953)

See Notes to Financial Statements.

20	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

Western Asset Mortgage Backed Securities Fund

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	393	9/19	$46,279,546	$46,435,406	$155,860
U.S. Treasury Long-Term Bonds	608	9/19	91,535,383	94,601,000	3,065,617
					3,221,477
Contracts to Sell:
U.S. Treasury 10-Year Notes	927	9/19	116,431,578	118,627,031	(2,195,453)
U.S. Treasury Ultra 10-Year Notes	392	9/19	53,208,002	54,145,000	(936,998)
					(3,132,451)
Net unrealized appreciation on open futures contracts					$89,026

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $865,457,566)	$866,077,548
Investments in affiliated securities, at value (Cost — $91,124,373)	91,124,373
Cash	1,097,975
Foreign currency, at value (Cost — $102,480)	96,266
Receivable for securities sold	7,863,099
Interest receivable	3,063,417
Deposits with brokers for open futures contracts and exchange-traded options	1,226,637
Receivable for Fund shares sold	1,082,388
Other receivables	2,014
Prepaid expenses	72,127
Total Assets	971,705,844

Liabilities:
Payable for securities purchased	68,031,885
Payable for Fund shares repurchased	885,682
Investment management fee payable	365,961
Distributions payable	288,712
Service and/or distribution fees payable	117,831
Payable to broker — variation margin on open futures contracts	117,219
Written options, at value (premiums received — $152,978)	96,953
Trustees’ fees payable	3,836
Accrued expenses	309,528
Total Liabilities	70,217,607
Total Net Assets	$901,488,237

Net Assets:
Par value (Note 7)	$863
Paid-in capital in excess of par value	921,878,312
Total distributable earnings (loss)	(20,390,938)
Total Net Assets	$901,488,237

See Notes to Financial Statements.

22	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

Net Assets:
Class 1	$27,628,261
Class A	$486,148,097
Class C	$20,211,869
Class C1	$2,402,807
Class I	$356,317,066
Class IS	$8,780,137

Shares Outstanding:
Class 1	2,647,774
Class A	46,642,643
Class C	1,939,578
Class C1	230,381
Class I	34,032,477
Class IS	838,047

Net Asset Value:
Class 1 (and redemption price)	$10.43
Class A (and redemption price)	$10.42
Class C*	$10.42
Class C1*	$10.43
Class I (and redemption price)	$10.47
Class IS (and redemption price)	$10.48
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.88

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	23

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Interest from unaffiliated investments	$22,906,064
Interest from affiliated investments	751,252
Total Investment Income	23,657,316

Expenses:
Investment management fee (Note 2)	2,101,865
Service and/or distribution fees (Notes 2 and 5)	693,828
Transfer agent fees (Note 5)	545,292
Registration fees	56,343
Legal fees	38,175
Fund accounting fees	37,844
Audit and tax fees	23,703
Shareholder reports	19,641
Trustees’ fees	9,034
Insurance	5,393
Commitment fees (Note 9)	4,616
Custody fees	2,160
Miscellaneous expenses	11,538
Total Expenses	3,549,432
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(53)
Net Expenses	3,549,379
Net Investment Income	20,107,937

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	1,240,391
Futures contracts	6,261,108
Swap contracts	(669,095)
Net Realized Gain	6,832,404
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	14,625,622
Futures contracts	(4,213,801)
Written options	56,025
Swap contracts	(295,422)
Foreign currencies	(732)
Change in Net Unrealized Appreciation (Depreciation)	10,171,692
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	17,004,096
Increase in Net Assets From Operations	$37,112,033

See Notes to Financial Statements.

24	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$20,107,937	$36,703,366
Net realized gain (loss)	6,832,404	(7,471,947)
Change in net unrealized appreciation (depreciation)	10,171,692	(12,482,979)
Increase in Net Assets From Operations	37,112,033	16,748,440

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(19,042,863)	(44,357,516)
Decrease in Net Assets From Distributions to Shareholders	(19,042,863)	(44,357,516)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	191,656,781	282,983,103
Reinvestment of distributions	17,292,383	39,827,058
Cost of shares repurchased	(122,997,852)	(310,252,551)
Increase in Net Assets From Fund Share Transactions	85,951,312	12,557,610
Increase (Decrease) in Net Assets	104,020,482	(15,051,466)

Net Assets:
Beginning of period	797,467,755	812,519,221
End of period	$901,488,237	$797,467,755

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	25

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.22	$10.57	$10.50	$10.74	$10.91	$10.67

Income (loss) from operations:
Net investment income	0.25	0.48	0.31	0.27	0.43	0.39
Net realized and unrealized gain (loss)	0.20	(0.25)	0.19	(0.11)	(0.19)	0.32
Total income from operations	0.45	0.23	0.50	0.16	0.24	0.71

Less distributions from:
Net investment income	(0.24)	(0.58)	(0.43)	(0.40)	(0.39)	(0.44)
Net realized gains	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.24)	(0.58)	(0.43)	(0.40)	(0.41)	(0.47)

Net asset value, end of period	$10.43	$10.22	$10.57	$10.50	$10.74	$10.91
Total return[3]	4.45%	2.31%	4.82%	1.50%	2.25%	6.72%

Net assets, end of period (000s)	$27,628	$28,093	$31,016	$32,494	$35,947	$39,184

Ratios to average net assets:
Gross expenses	0.68%[4]	0.68%	0.68%	0.68%	0.68%	0.71%
Net expenses[5]	0.68 [4]	0.68	0.68	0.68	0.68	0.71
Net investment income	4.92 [4]	4.65	2.91	2.49	3.88	3.54

Portfolio turnover rate[6]	97%	64%	102%	204%	137%	299%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 133% for the six months ended June 30, 2019, and 196%, 615%, 832%, 464% and 1,031% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

26	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.21	$10.56	$10.49	$10.73	$10.90	$10.66
Income (loss) from operations:
Net investment income	0.24	0.45	0.28	0.24	0.40	0.36
Net realized and unrealized gain (loss)	0.20	(0.25)	0.19	(0.11)	(0.19)	0.32
Total income from operations	0.44	0.20	0.47	0.13	0.21	0.68

Less distributions from:
Net investment income	(0.23)	(0.55)	(0.40)	(0.37)	(0.36)	(0.41)
Net realized gains	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.23)	(0.55)	(0.40)	(0.37)	(0.38)	(0.44)

Net asset value, end of period	$10.42	$10.21	$10.56	$10.49	$10.73	$10.90
Total return[3]	4.32%	2.02%	4.53%	1.23%	1.98%	6.46%

Net assets, end of period (millions)	$486	$463	$497	$548	$553	$466

Ratios to average net assets:
Gross expenses	0.95%[4]	0.96%	0.96%	0.95%	0.94%	0.95%
Net expenses	0.95 [4,5]	0.96 [5]	0.96 [5]	0.95	0.94	0.95
Net investment income	4.67 [4]	4.38	2.62	2.23	3.64	3.31

Portfolio turnover rate[6]	97%	64%	102%	204%	137%	299%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 133% for the six months ended June 30, 2019, and 196%, 615%, 832%, 464% and 1,031% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.20	$10.55	$10.48	$10.73	$10.90	$10.66

Income (loss) from operations:
Net investment income	0.21	0.38	0.19	0.16	0.32	0.27
Net realized and unrealized gain (loss)	0.20	(0.25)	0.21	(0.11)	(0.18)	0.33
Total income from operations	0.41	0.13	0.40	0.05	0.14	0.60

Less distributions from:
Net investment income	(0.19)	(0.48)	(0.33)	(0.30)	(0.29)	(0.33)
Net realized gains	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.19)	(0.48)	(0.33)	(0.30)	(0.31)	(0.36)

Net asset value, end of period	$10.42	$10.20	$10.55	$10.48	$10.73	$10.90
Total return[3]	4.06%	1.31%	3.81%	0.42%	1.28%	5.74%

Net assets, end of period (000s)	$20,212	$16,060	$21,958	$33,327	$22,375	$8,353

Ratios to average net assets:
Gross expenses	1.66%[4]	1.65%	1.65%	1.66%	1.63%	1.73%
Net expenses[5]	1.66 [4]	1.65 [6]	1.65 [6]	1.66	1.63	1.73
Net investment income	4.04 [4]	3.69	1.82	1.48	2.96	2.53

Portfolio turnover rate[7]	97%	64%	102%	204%	137%	299%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 133% for the six months ended June 30, 2019, and 196%, 615%, 832%, 464% and 1,031% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

28	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.22	$10.57	$10.50	$10.74	$10.91	$10.67

Income (loss) from operations:
Net investment income	0.20	0.41	0.23	0.19	0.35	0.30
Net realized and unrealized gain (loss)	0.21	(0.25)	0.19	(0.10)	(0.19)	0.33
Total income from operations	0.41	0.16	0.42	0.09	0.16	0.63

Less distributions from:
Net investment income	(0.20)	(0.51)	(0.35)	(0.33)	(0.31)	(0.36)
Net realized gains	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.20)	(0.51)	(0.35)	(0.33)	(0.33)	(0.39)

Net asset value, end of period	$10.43	$10.22	$10.57	$10.50	$10.74	$10.91
Total return[3]	4.05%	1.61%	4.08%	0.78%	1.52%	5.89%

Net assets, end of period (000s)	$2,403	$9,267	$11,849	$14,753	$18,359	$22,785

Ratios to average net assets:
Gross expenses	1.42%[4]	1.38%	1.39%	1.40%	1.40%	1.49%
Net expenses	1.42 [4,5]	1.37 [5]	1.39 [5]	1.40	1.40	1.49
Net investment income	3.88 [4]	3.94	2.16	1.80	3.14	2.77

Portfolio turnover rate[6]	97%	64%	102%	204%	137%	299%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 133% for the six months ended June 30, 2019, and 196%, 615%, 832%, 464% and 1,031% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.25	$10.61	$10.53	$10.78	$10.95	$10.70

Income (loss) from operations:
Net investment income	0.26	0.48	0.32	0.27	0.43	0.39
Net realized and unrealized gain (loss)	0.20	(0.25)	0.19	(0.11)	(0.18)	0.34
Total income from operations	0.46	0.23	0.51	0.16	0.25	0.73

Less distributions from:
Net investment income	(0.24)	(0.59)	(0.43)	(0.41)	(0.40)	(0.45)
Net realized gains	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.24)	(0.59)	(0.43)	(0.41)	(0.42)	(0.48)

Net asset value, end of period	$10.47	$10.25	$10.61	$10.53	$10.78	$10.95
Total return[3]	4.56%	2.36%	4.83%	1.43%	2.28%	6.90%

Net assets, end of period (millions)	$356	$276	$245	$236	$195	$149

Ratios to average net assets:
Gross expenses	0.65%[4]	0.64%	0.66%	0.66%	0.65%	0.63%
Net expenses[5]	0.65 [4]	0.64	0.66	0.66	0.65	0.62 [6]
Net investment income	5.00 [4]	4.69	2.96	2.51	3.90	3.60

Portfolio turnover rate[7]	97%	64%	102%	204%	137%	299%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 133% for the six months ended June 30, 2019, and 196%, 615%, 832%, 464% and 1,031% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

30	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016[3]

Net asset value, beginning of period	$10.26	$10.61	$10.54	$10.84

Income (loss) from operations:
Net investment income	0.26	0.49	0.33	0.09
Net realized and unrealized gain (loss)	0.21	(0.24)	0.18	(0.16)
Total income (loss) from operations	0.47	0.25	0.51	(0.07)

Less distributions from:
Net investment income	(0.25)	(0.60)	(0.44)	(0.23)
Total distributions	(0.25)	(0.60)	(0.44)	(0.23)

Net asset value, end of period	$10.48	$10.26	$10.61	$10.54
Total return[4]	4.61%	2.44%	4.93%	(0.70)%

Net assets, end of period (000s)	$8,780	$5,530	$5,687	$5,678

Ratios to average net assets:
Gross expenses	0.56%[5]	0.56%	0.56%	0.57%[5]
Net expenses[6]	0.56 [5]	0.56	0.56	0.57 [5]
Net investment income	5.07 [5]	4.77	3.05	1.84 [5]

Portfolio turnover rate[7]	97%	64%	102%	204%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	For the period June 30, 2016 (inception date) to December 31, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 133% for the six months ended June 30, 2019 and 196%, 615% and 832% for the years ended December 31, 2018, 2017 and 2016, respectively.

[8]	For the year ended December 31, 2016.

See Notes to Financial Statements.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

32	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$534,318,542	—	$534,318,542
Collateralized Mortgage Obligations	—	240,738,952	—	240,738,952
Asset-Backed Securities	—	48,290,282	—	48,290,282
Total Long-Term Investments	—	823,347,776	—	823,347,776
Short-Term Investments†:
Commercial Paper	—	30,323,847	—	30,323,847
Certificates of Deposit	—	9,391,437	—	9,391,437
U.S. Government Agencies	—	3,014,488	—	3,014,488
Money Market Funds	—	91,124,373	—	91,124,373
Total Short-Term Investments	—	133,854,145	—	133,854,145
Total Investments	—	$957,201,921	—	$957,201,921
Other Financial Instruments:
Futures Contracts	$3,221,477	—	—	$3,221,477
Total	$3,221,477	$957,201,921	—	$960,423,398

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$96,953	—	—	$96,953
Futures Contracts	3,132,451	—	—	3,132,451
Total	$3,229,404	—	—	$3,229,404

†	See Schedule of Investments for additional detailed categorizations.

(b) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage

34	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2019, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event

36	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(e) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(f) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At June 30, 2019, the Fund held non-cash collateral for TBA securities from Morgan Stanley & Co. Inc. in the amount of $49,676.

(g) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

38	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

(h) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

40	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $4 billion	0.500%
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.75%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund

42	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $53.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$104,704	—
CDSCs	263	$62

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$26,151,414	$1,091,333,246
Sales	29,453,105	1,044,402,380

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$956,581,939	$26,717,898	$(26,097,916)	$619,982
Written options	(152,978)	56,025	—	56,025
Futures contracts	—	3,221,477	(3,132,451)	89,026

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$3,221,477

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$96,953
Futures contracts[2]	3,132,451
Total	$3,229,404

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$6,261,108	—	$6,261,108
Swap contracts	—	$(669,095)	(669,095)
Total	$6,261,108	$(669,095)	$5,592,013

44	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Written options	$56,025	—	$56,025
Futures contracts	(4,213,801)	—	(4,213,801)
Swap contracts	—	$(295,422)	(295,422)
Total	$(4,157,776)	$(295,422)	$(4,453,198)

During the six months ended June 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$13,850
Futures contracts (to buy)	139,697,295
Futures contracts (to sell)	71,497,176

Average Notional Balance
Credit default swap contracts (to buy protection)†	$21,428,571

†	At June 30, 2019, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00%, and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$17,879
Class A	$584,816	†	353,394
Class C	86,059		8,412
Class C1	22,953	†	5,654
Class I	—		159,788
Class IS	—		165
Total	$693,828		$545,292

†

Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2019, the service and/or distribution fees reimbursed amounted to $52 and $1 for Class A and Class C1 shares, respectively.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	$52
Class C	—
Class C1	1
Class I	—
Class IS	—
Total	$53

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class 1	$644,330	$1,633,441
Class A	10,337,524	24,812,227
Class C	323,279	904,718
Class C1	127,098	496,451
Class I	7,463,386	16,203,006
Class IS	147,246	307,673
Total	$19,042,863	$44,357,516

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

Class 1
Shares issued on reinvestment	62,422	$644,330	159,482	$1,633,441
Shares repurchased	(163,767)	(1,685,932)	(344,789)	(3,542,673)
Net decrease	(101,345)	$(1,041,602)	(185,307)	$(1,909,232)

46	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

Class A
Shares sold	4,944,219	$50,801,251	6,961,120	$71,555,375
Shares issued on reinvestment	980,218	10,108,542	2,364,231	24,186,602
Shares repurchased	(4,632,132)	(47,637,083)	(11,037,541)	(113,722,435)
Net increase (decrease)	1,292,305	$13,272,710	(1,712,190)	$(17,980,458)

Class C
Shares sold	574,572	$5,897,492	673,015	$6,932,126
Shares issued on reinvestment	26,962	278,229	77,120	789,170
Shares repurchased	(235,722)	(2,428,568)	(1,256,680)	(12,867,898)
Net increase (decrease)	365,812	$3,747,153	(506,545)	$(5,146,602)

Class C1
Shares sold	9,872	$101,731	26,990	$278,812
Shares issued on reinvestment	11,858	122,053	46,661	477,855
Shares repurchased	(698,360)	(7,186,550)	(287,763)	(2,965,807)
Net decrease	(676,630)	$(6,962,766)	(214,112)	$(2,209,140)

Class I
Shares sold	12,550,125	$129,366,025	19,579,710	$202,996,918
Shares issued on reinvestment	579,362	6,004,946	1,209,374	12,433,931
Shares repurchased	(5,975,230)	(61,554,403)	(17,021,999)	(175,652,291)
Net increase	7,154,257	$73,816,568	3,767,085	$39,778,558

Class IS
Shares sold	528,792	$5,490,282	118,679	$1,219,872
Shares issued on reinvestment	12,949	134,283	29,759	306,059
Shares repurchased	(242,750)	(2,505,316)	(145,291)	(1,501,447)
Net increase	298,991	$3,119,249	3,147	$24,484

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2019. The following transactions were effected in shares of such companies for the six months ended June 30, 2019.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$39,102,312	$321,845,061	321,845,061	$269,823,000	269,823,000

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Western Asset Government Cash Management Portfolio LLC	—	$751,252	—	$91,124,373

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2019, the Fund incurred a commitment fee in the amount of $4,616. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2019.

10. Deferred capital losses

As of December 31, 2018, the Fund had deferred capital losses of $11,487,772, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) —Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods

48	Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report

within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

12. Subsequent event

On August 13, 2019, the Fund announced that effective September 27, 2019, the Fund will be renamed Western Asset Mortgage Total Return Fund. There will be no change in the Fund’s investment objective, strategies or policies as a result of this name change.

Western Asset Mortgage Backed Securities Fund 2019 Semi-Annual Report	49

Western Asset

Mortgage Backed Securities Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Mortgage Backed Securities Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Mortgage Backed Securities Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Mortgage Backed Securities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0408 8/19 SR19-3682

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 27, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 27, 2019